UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/15

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2015 (Unaudited)

Common Stocks--100.1%	Shares		Value ($)
Australia--1.0%
Dexus Property Group	480,516		2,732,599
Denmark--1.9%
TDC	679,420		5,124,510
France--4.4%
Sanofi	80,937		8,708,456
Suez Environnement	73,000		1,399,406
Total	33,000		1,633,619
			11,741,481
Hong Kong--1.1%
Link REIT	516,500		3,038,118
Italy--1.0%
Atlantia	102,000		2,724,361
Netherlands--7.6%
Koninklijke Ahold	140,000		2,786,808
RELX	380,681		6,342,314
Royal Dutch Shell, Cl. A	167,928		4,828,294
Wolters Kluwer	194,000		6,430,162
			20,387,578
Norway--2.1%
Orkla	686,000		5,475,604
South Korea--.9%
Macquarie Korea Infrastructure Fund	363,200		2,452,062
Sweden--2.0%
TeliaSonera	868,500		5,280,416
Switzerland--9.9%
Nestle	40,079		3,036,099
Novartis	79,500		8,260,168
Roche Holding	28,000		8,087,344
Zurich Insurance Group	23,392	a	7,124,356
			26,507,967
United Kingdom--14.6%

BAE Systems	374,000		2,804,635
Centrica	1,550,000		6,450,769
Cobham	745,000		3,040,033
GlaxoSmithKline	355,000		7,739,205
Imperial Tobacco Group	107,000		5,622,784
Royal Mail	170,000		1,340,673
SSE	280,600		6,638,698
Vodafone Group	1,425,880		5,385,322
			39,022,119
United States--53.6%
Annaly Capital Management	273,114	b	2,717,484
CA	190,416		5,547,770
Cisco Systems	195,585		5,558,526
Clorox	49,501		5,541,142
CMS Energy	157,000		5,378,820
Emerson Electric	78,000		4,036,500
Eversource Energy	142,500		7,085,100
Johnson & Johnson	55,000		5,511,550
Kraft Heinz	46,651		3,707,355
Las Vegas Sands	59,230		3,319,249
Mattel	147,988		3,434,801
McDonald's	41,000		4,094,260
Merck & Co.	93,041		5,485,697
Microsoft	318,368		14,867,786
Paychex	112,800		5,233,920
Philip Morris International	160,000		13,684,800
Principal Financial Group	51,500		2,858,765
Procter & Gamble	68,000		5,215,600
Reynolds American	225,500		19,345,645
Sysco	227,300		8,253,263
Two Harbors Investment	264,500		2,703,190
Verizon Communications	112,586		5,267,899
Western Union	233,000		4,715,920
			143,565,042

Total Investments (cost $232,032,728)	100.1%		268,051,857
Liabilities, Less Cash and Receivables	(.1%)		(252,854)
Net Assets	100.0%		267,799,003

REIT--Real Estate Investment Trust

a Non-income producing security.
b Investment in real estate investment trust.
c Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $36,019,129 of which $44,876,699 related to appreciated investment securities and $8,857,570 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	25.3
Health Care	16.3
Consumer Services	10.6
Utilities	10.1
Financial	9.7
Technology	9.7
Industrial	8.1
Telecommunications	7.9
Oil & Gas	2.4
100.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

		Foreign
Forward Foreign Currency		Currency				Unrealized
Exchange Contracts		Amounts	Cost ($)		Value ($)	(Depreciation) ($)
Purchases:

Japanese Yen,
Expiring
8/14/2015	a	2,066,304,360	11,349,488	GBP	17,722,126	(1,047,481)

Sales:			Proceeds ($)

British Pound,
Expiring:
8/3/2015	b	24,310	37,863	USD	37,964	(101)
						(1,047,582)

GBP--British Pound
USD--U.S. Dollar

Counterparties:
a Royal Bank of Scotland
b UBS

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	143,565,042	-	-	143,565,042
Equity Securities - Foreign Common Stocks+	124,486,815	-	-	124,486,815
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,047,582)	-	(1,047,582)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end
is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--95.5%		Rate (%)	Date	Amount ($) a		Value ($)
Australia--5.5%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	29,010,000		21,338,597
Australian Government,
Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	61,325,000		46,684,781
						68,023,378
Bermuda--.4%
Digicel,
Sr. Unscd. Notes		6.00	4/15/21	5,500,000	b	5,197,500
Brazil--4.4%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	215,800,000		54,192,243
Canada--2.5%
Canadian Government,
Treasury Bonds	CAD	3.50	12/1/45	15,100,000		15,078,641
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	666,100	b	510,084
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	13,336,694	b	10,286,340
Valeant Pharmaceuticals International,
Gtd. Notes	EUR	4.50	5/15/23	5,000,000	b	5,417,115
						31,292,180
Croatia--.7%
Croatian Government,
Sr. Unscd. Notes	EUR	3.00	3/11/25	8,075,000		8,234,276
France--1.0%
Electricite de France,
Jr. Sub. Notes	EUR	5.38	1/29/49	3,100,000	c	3,851,222
Engie,
Sub. Notes, Ser. NC5	EUR	3.00	6/29/49	4,000,000	c	4,527,379
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	3,100,000	c	3,565,752

						11,944,353
Germany--1.4%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	7,200,000	c	9,463,966
German Government,
Bonds	EUR	2.50	8/15/46	4,500,000		6,435,538
Vonovia Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		1,955,649
						17,855,153
Hungary--.2%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,100,000	b	2,357,061
Iceland--.6%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	7,435,000		7,633,686
India--1.0%
Export-Import Bank of India,
Sr. Unscd. Notes		2.75	8/12/20	4,990,000		4,945,579
State Bank of India/London,
Sr. Unscd. Notes		3.62	4/17/19	7,525,000	b	7,738,883
						12,684,462
Ireland--1.1%
Irish Government,
Bonds	EUR	2.00	2/18/45	1,610,000		1,724,154
Irish Government,
Bonds	EUR	2.40	5/15/30	9,670,000		11,727,745
						13,451,899
Italy--8.9%
Enel,
Sub. Bonds		8.75	9/24/73	3,800,000	b,c	4,468,800
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,285,000		7,666,162
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,565,000		4,178,384
Italian Government,
Treasury Bonds	EUR	1.50	8/1/19	25,235,000		28,713,203
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	22,435,000		26,887,530

Italian Government,
Treasury Bonds	EUR	4.75	9/1/44	9,590,000	b	14,588,514
Italian Government,
Sr. Unscd. Notes	EUR	2.35	9/15/24	12,000,000	b,d	15,194,404
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	4,950,000		8,502,266
						110,199,263
Japan--11.7%
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	8,521,500,000		73,419,322
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	3,661,600,000	e	31,560,637
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	4,688,900,000	e	40,496,133
						145,476,092
Luxembourg--.8%
Altice,
Gtd. Notes		7.75	5/15/22	5,400,000	b	5,454,000
Arcelormittal,
Sr. Unscd. Bonds		6.13	6/1/25	1,655,000		1,580,525
Intelsat Jackson Holdings,
Gtd. Bonds		5.50	8/1/23	3,505,000		3,198,313
						10,232,838
Mexico--3.0%
Mexican Government,
Bonds, Ser. M	MXN	4.75	6/14/18	600,000,000		37,341,691
Morocco--2.7%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	18,325,000		20,668,806
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	10,150,000		12,280,793
						32,949,599
Netherlands--2.4%
ABN Amro Bank,
Sub. Notes		4.75	7/28/25	8,675,000	b	8,713,508
ING Groep,
Jr. Sub. Notes		6.50	12/29/49	5,505,000	c	5,417,966
Rabobank Nederland,

Sub. Bonds	EUR	2.50	5/26/26	9,066,000	c	10,116,933
Volkswagen International Finance,
Gtd. Bonds	EUR	3.75	3/29/49	4,500,000	c	5,165,012
						29,413,419
Norway--.2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	17,145,000	b	2,408,358
Singapore--2.0%
ABJA Investment,
Gtd. Bonds		5.95	7/31/24	8,725,000	f	8,608,303
Singapore Government,
Sr. Unscd. Bonds	SGD	3.00	9/1/24	21,700,000		16,387,506
						24,995,809
Spain--9.6%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,300,000	c	2,637,902
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	4,200,000	c	4,996,424
Santander Issuances,
Gtd. Notes	EUR	2.50	3/18/25	2,800,000		2,961,799
Spanish Government,
Bonds	EUR	2.75	4/30/19	44,720,000		53,141,037
Spanish Government,
Bonds	EUR	5.75	7/30/32	6,360,000		10,097,183
Spanish Government,
Bonds	EUR	0.50	10/31/17	37,277,000		41,232,160
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,600,000		3,295,819
						118,362,324
Supranational--1.3%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	29,000,000		4,552,412
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	36,300,000		302,047
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	14,300,000		10,764,061
						15,618,520
Sweden--1.1%

Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	92,625,000		13,522,396
Turkey--1.0%
Turkish Government,
Bonds	TRY	9.00	7/24/24	36,150,000		12,725,750
United Kingdom--6.3%
Abbey National Treasury Service,
Gtd. Notes	EUR	1.13	3/10/25	6,000,000		6,253,333
Bank of Scotland,
Sub. Bonds	GBP	9.38	5/15/21	3,580,000		7,193,376
Diageo Finance,
Gtd. Notes	EUR	2.38	5/20/26	3,050,000		3,520,798
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	136,153		212,831
HSBC Holdings,
Sub. Notes	EUR	3.38	1/10/24	5,795,000	c	6,751,244
Ineos Finance,
Sr. Scd. Bonds	EUR	4.00	5/1/23	2,000,000		2,162,892
International Game Technology,
Sr. Scd. Notes	EUR	4.13	2/15/20	2,205,000	b	2,446,917
International Game Technology,
Sr. Scd. Notes	EUR	4.75	2/15/23	2,465,000	b	2,644,432
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	5,325,000		8,520,773
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	3,050,000		4,066,455
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	7,365,000		7,907,521
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	14,635,000		26,032,725
						77,713,297
United States--25.6%
AES,
Sr. Unscd. Notes		7.38	7/1/21	4,700,000		5,181,750
Alcatel-Lucent USA,
Sr. Unscd. Notes		6.45	3/15/29	2,350,000		2,488,063
Ally Financial,
Gtd. Notes		3.50	1/27/19	7,340,000		7,330,825

Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	3,945,053		4,115,107
American International Group,
Jr. Sub. Debs.	GBP	5.75	3/15/67	3,450,000	c	5,602,108
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		2.59	3/25/34	2,066,177	c	2,061,332
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2005-PWR10, Cl. AJ		5.60	12/11/40	2,150,000	c	2,138,581
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR17, Cl. AJ		6.08	6/11/50	5,125,000	c	5,261,328
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR18, Cl. AJ		6.38	6/11/50	3,300,000	c	3,339,656
Calpine,
Sr. Unscd. Notes		5.38	1/15/23	7,310,000		7,182,075
Citigroup Commercial Mortgage Trust,
Ser. 2013-375X, Cl. E		3.63	5/10/35	4,595,000	c	4,199,391
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E		3.63	5/10/35	4,670,000	b,c	4,267,934
Citigroup,
Sub. Bonds		4.40	6/10/25	6,575,000		6,639,974
Citigroup,
Sr. Unscd. Notes		4.65	7/30/45	3,535,000		3,580,693
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	5,050,000		5,324,594
Commercial Mortgage Trust,
Ser. 2015-3BPX Cl. B		3.35	2/10/35	3,200,000	c	3,154,640
Commercial Mortgage Trust,
Ser. 2015-3BPX Cl. D		3.35	2/10/35	4,275,000	c	4,043,284
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B		3.40	3/10/46	2,440,000	b	2,449,270
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C		3.78	3/10/46	1,700,000	b,c	1,698,197
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B		4.70	3/10/47	925,000		1,002,964
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C		5.34	10/10/46	3,100,000	b,c	3,359,802
Continental Resources,
Gtd. Notes		5.00	9/15/22	7,555,000		7,205,581

Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E		4.37	9/15/37	9,470,000	b	8,816,527
Dynegy,
Gtd. Notes		7.38	11/1/22	5,000,000	b	5,197,500
Ecolab,
Sr. Unscd. Notes	EUR	2.63	7/8/25	2,000,000		2,301,118
Enterprise Products Operating,
Gtd. Notes		4.90	5/15/46	1,885,000		1,777,713
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		4.17	12/5/31	3,117,000	b,c	3,167,572
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-DN3, Cl. M2		2.59	8/25/24	8,600,000	c,g	8,702,207
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-HQ2, Cl. M1		1.64	9/25/24	7,190,183	c,g	7,226,576
Federal National Mortgage Association Connecticut Avenue
Securities, Ser. 2014-C04, Ser. 1M1		2.14	11/25/24	6,640,251	c,g	6,689,146
Freeport-McMoRan,
Gtd. Notes		3.88	3/15/23	3,725,000		3,077,781
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	4,335,000		3,207,900
Frontier Communications,
Sr. Unscd. Notes		8.50	4/15/20	4,325,000		4,487,188
Frontier Communications,
Sr. Unscd. Notes		9.25	7/1/21	900,000		939,375
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. FFX		3.49	12/15/19	2,770,000	b,c	2,570,890
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX		3.49	12/15/19	6,160,000	b,c	5,818,305
General Electric Capital,
Gtd. Cap. Secs., Ser. A		7.13	12/29/49	3,000,000	c	3,472,500
General Motors,
Sr. Unscd. Notes		5.20	4/1/45	3,055,000		2,967,196
Genesis Energy,
Gtd. Notes		6.75	8/1/22	2,405,000	f	2,405,000
Glencore Funding,
Gtd. Notes		4.00	4/16/25	3,525,000	b	3,225,608
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	3,515,000	b	3,555,422

JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	7,270,000		7,249,106
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	8,095,000		8,302,669
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	6,360,000		6,522,145
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	6,615,000	c	6,851,007
JPMorgan Chase & Co.,
Sub. Notes		3.88	9/10/24	1,625,000		1,608,030
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		1.00	11/25/36	2,850,000	c	2,660,841
Kraft Heinz Foods,
Gtd. Notes	EUR	2.00	6/30/23	5,275,000		5,877,343
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		1.02	2/25/34	757,925	c	727,604
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ		5.87	5/12/39	6,735,000	c	6,797,743
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ		5.24	12/12/49	4,550,000		4,595,768
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ		6.19	9/12/49	5,375,000	c	5,350,678
Mondelez International,
Sr. Unscd. Notes	EUR	1.13	1/26/17	6,075,000		6,748,585
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	2,355,000		2,410,846
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.87	4/15/49	4,460,000	c	4,651,700
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		0.49	3/25/35	1,157,044	c	1,056,488
Newfield Exploration,
Sr. Unscd. Notes		5.38	1/1/26	1,775,000		1,712,875
NRG Energy,
Gtd. Notes		6.25	7/15/22	2,000,000		2,015,000
NRG Energy,
Gtd. Notes		6.25	5/1/24	3,200,000	f	3,160,000
Popular ABS Mortgage Pass-Through Trust,
Ser. 2006-D, Cl. A2		0.35	11/25/46	1,259,741	c	1,220,823

Scientific Games International,
Gtd. Notes		10.00	12/1/22	3,085,000		3,011,731
Sinclair Television Group,
Gtd. Notes		5.63	8/1/24	4,995,000	b	4,932,563
Southwestern Energy,
Sr. Unscd. Notes		4.95	1/23/25	8,250,000	f	8,097,276
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A		5.25	6/25/34	4,285,000	c	4,401,370
Sunoco Logistics Partner Operations,
Gtd. Notes		5.35	5/15/45	3,755,000		3,423,512
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	3,825,000		3,997,125
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	1,830,000	b	1,916,925
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C		4.23	3/10/46	1,700,000	b,c	1,719,233
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	5,422,500	b	8,874,279
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	4,940,000	c	5,013,260
Wachovia Bank Commercial Mortgage Trust,
Ser. 2007-C32, Cl. AJ		5.90	6/15/49	5,205,000	c	5,335,338
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1		2.63	4/25/35	3,064,550	c	3,074,678
West,
Gtd. Notes		5.38	7/15/22	3,045,000	b	2,904,169
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C		4.26	3/15/45	1,855,000	c	1,888,505
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	7,785,000	b,c	8,018,550
						317,360,438
Total Bonds And Notes
(cost $1,239,348,141)						1,181,185,985
				Face Amount
				Covered by
Options--.6%				Contracts ($)		Value ($)
Call Options
Euro,

September 2015 @ EUR 1.13
(cost $5,519,742)	200,000,000		7,619,568
	Principal
Short-Term Investments--1.6%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 10/29/15	7,325,000	h	7,323,718
0.05%, 8/13/15	12,282,000	h	12,281,902
Total Short-Term Investments
(cost $19,606,134)			19,605,620

Other Investment--1.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $17,380,706)	17,380,706	i	17,380,706

Investment of Cash Collateral for
Securities Loaned--1.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $20,708,362)	20,708,362	i	20,708,362

Total Investments (cost $1,302,563,085)	100.7%		1,246,500,241
Cash and Receivables (Net)	(.7%)		(8,983,579)
Net Assets	100.0%		1,237,516,662

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
SEK--Swedish Krona
SGD--Singapore Dollar
TRY--Turkish Lira

b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $159,918,662 or 12.9% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was $ 20,733,113 and the value of the collateral held by the fund was $ 21,454,998, consisting of cash collateral of $20,708,362 and
U.S. Government and Agency securities valued at $746,636.
g The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized depreciation on investments was $56,669,827 of which $8,083,293 related to appreciated investment securities and $64,753,120 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	55.3
Securitized	14.4
Corporate-Investment Grade	14.0
Corporate-High Yield	11.8
Cash & Equivalents	3.0
U.S. Government	1.6
Options Purchased	.6
100.7

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
July 31, 2015 (Unaudited)
	Face Amount
	Covered By
	Contracts ($)	Value ($)
Put Options:
Brazilian Real,
August 2015 @ BRL 3.4	14,100,000	(421,286)
Brazilian Real,
October 2015 @ BRL 3.5	13,900,000	(487,615)
South African Rand,
August 2015 @ ZAR 12.5	15,900,000	(382,072)
Turkish Lira,
September 2015 @ TRY 3	14,500,000	(62,363)

(premiums received $746,352)		(1,353,336)

BRL-Brazilian Real
TRY-Turkish Lira
ZAR-South African Rand

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)

Financial Futures Long
Australian 3 Year Bond	697	56,994,810	September 2015	321,054
Australian 10 Year Bonds	525	49,040,406	September 2015	1,143,729
Canadian 10 Year Bond	180	19,692,167	September 2015	171,514
Euro 10 Year Bonds	337	57,144,991	September 2015	534,306
Euro-Buxl 30 Year Bonds	158	27,069,651	September 2015	1,079,720
Japanese 10 Year Bonds	6	7,143,261	September 2015	3,942
Long Gilt	191	34,987,585	September 2015	443,596

Financial Futures Short
U.S. Treasury 5 Year Notes	1,525	(182,761,719)	September 2015	(429,794)
U.S. Treasury Ultra Long Bond	95	(15,155,469)	September 2015	(401,359)

Gross Unrealized Appreciation				3,697,861
Gross Unrealized Depreciation				(831,153)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
8/4/2015	a	201,080,000	60,293,853	58,644,790	(1,649,063)
8/4/2015	b	26,385,000	8,199,185	7,695,160	(504,025)

British Pound,
Expiring:
8/28/2015	c	2,810,000	4,384,666	4,387,332	2,666
8/28/2015	d	57,705,000	89,493,069	90,096,429	603,360

Euro,
Expiring:
8/28/2015	e	47,070,000	51,475,449	51,713,143	237,694
8/28/2015	c	2,331,000	2,577,538	2,560,938	(16,600)
8/28/2015	b	9,000	9,899	9,888	(11)

Indian Rupee,
Expiring
9/30/2015	a	3,244,350,000	50,098,054	49,995,351	(102,703)

Indonesian Rupiah,
Expiring
9/30/2015	a	170,743,460,000	12,430,815	12,466,818	36,003

Japanese Yen,
Expiring:

8/28/2015	a	66,330,000	534,399	535,343	944
8/28/2015	c	24,939,270,000	201,107,273	201,282,336	175,063

Mexcian New Peso,
Expiring:
8/3/2015	d	604,254,297	37,178,862	37,502,206	323,344
9/30/2015	d	639,425,000	39,459,718	39,495,343	35,625

New Zealand Dollar,
Expiring
8/28/2015	f	6,385,000	4,226,640	4,204,682	(21,958)

Nigerian Naira,
Expiring
10/16/2015	f	990,180,000	4,648,732	4,850,199	201,467

Norwegian Krone,
Expiring
8/28/2015	g	466,990,000	57,338,785	57,133,232	(205,553)

South African Rand,
Expiring
9/30/2015	d	99,410,000	7,781,117	7,771,957	(9,160)

South Korean Won,
Expiring
9/30/2015	d	5,360,505,000	4,602,082	4,572,548	(29,534)

Swedish Krona,
Expiring
8/28/2015	c	136,990,000	16,133,601	15,887,350	(246,251)

Sales:			Proceeds ($)

Australian Dollar,
Expiring
8/28/2015	c	112,080,000	81,556,693	81,784,199	(227,506)

Brazilian Real,
Expiring:
8/4/2015	c	200,245,000	64,505,000	58,401,263	6,103,737
8/4/2015	h	27,220,000	8,630,311	7,938,687	691,624
10/2/2015	a	201,080,000	59,035,260	57,427,473	1,607,787

British Pound,
Expiring
8/28/2015	a	10,435,000	16,237,683	16,292,457	(54,774)

Canadian Dollar,
Expiring:
8/28/2015	e	15,695,000	12,037,335	11,998,294	39,041
8/28/2015	g	55,825,000	42,845,576	42,676,316	169,260

Euro,
Expiring:
8/3/2015	a	35,087,174	38,346,773	38,534,468	(187,695)
8/28/2015	a	4,860,000	5,374,934	5,339,407	35,527
8/28/2015	g	2,093,000	2,308,412	2,299,461	8,951
8/28/2015	i	3,069,000	3,384,800	3,371,737	13,063
8/28/2015	j	1,318,000	1,453,622	1,448,012	5,610

Japanese Yen,
Expiring:
8/4/2015	a	66,334,332	534,312	535,235	(923)
8/28/2015	b	4,739,185,000	38,254,807	38,249,485	5,322

Mexcian New Peso,
Expiring

9/30/2015	c	76,880,000	4,748,878	4,748,644	234

Norwegian Krone,
Expiring
8/28/2015	c	44,505,000	5,442,514	5,444,901	(2,387)

Singapore Dollar,
Expiring
8/28/2015	c	16,500,000	12,049,952	12,016,658	33,295

South African Rand,
Expiring:
9/30/2015	c	32,850,000	2,607,752	2,568,240	39,512

South Korean Won,
Expiring
9/30/2015	a	17,551,020,000	15,006,438	14,971,143	35,295

Swedish Krona,
Expiring
8/28/2015	e	59,490,000	6,928,543	6,899,324	29,219

Swiss Franc,
Expiring
8/28/2015	e	7,735,000	8,042,463	8,012,428	30,035

Gross Unrealized Appreciation					10,463,678
Gross Unrealized Depreciation					(3,258,143)

Counterparties:
a	Citigroup
b	Morgan Stanley Capital Services
c	Goldman Sachs International

d	JP Morgan Chase Bank
e	Bank of America
f	HSBC
g	UBS
h	Standard Chartered Bank
i	Barclays Bank
j	Credit Suisse International

		Implied			Upfront	Unrealized
		Credit	(Pay) /Receive	Market	Premiums (Receivable)	Appreciation
Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)	Buy / Sell
J.P. Morgan Chase	(5.00)		6/20/2020	(1,698,765)	(1,439,444)	(259,321)	Buy
Deutsche	3.00		1/17/2047	(289,233)	(299,439)	10,207	Sell

		Implied			Upfront	Unrealized
	(Pay) /Receive	Credit		Market	Premiums (Receivable)	Appreciation
Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)	Buy / Sell
Deutsche	(2.48)	N/A	1/10/2021	(5,337,413)		(5,337,413)	N/A
J.P. Morgan Chase	(2.32)	N/A	6/4/2023	(681,324)		(681,324)	N/A
Goldman, Sachs & Co.	2.36	N/A	7/22/2045	845,243		845,243	N/A
Goldman, Sachs & Co.	(0.66)	N/A	7/21/2016	(237,603)		(237,603)	N/A

	Gross Unrealized Appreciation					855,450
	Gross Unrealized Depreciation					(6,515,661)

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	15,618,523	-	15,618,523
Commercial Mortgage-Backed	-	125,531,761	-	125,531,761
Corporate Bonds+	-	330,039,828	-	330,039,828
Foreign Government	-	672,668,969	-	672,668,969
Mutual Funds	-	18,089,068	-	18,089,068
Residential Mortgage-Backed	-	37,326,904	-	37,326,904
U.S. Treasury	-	19,605,620	-	19,605,620
Other Financial Instruments:
Financial Futures++	3,697,861	-	-	3,697,861
Forward Foreign Currency Exchange Contracts++	-	10,463,678	-	10,463,678
Options Purchased		7,619,568	-	7,619,568
Swaps++		855,450
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(831,153)	-	-	(831,153)
Forward Foreign Currency Exchange Contracts++	-	(3,258,143)	-	(3,258,143)
Options Written	-	(1,353,336)	-	(1,353,336)
Swaps++		(6,515,661)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end
is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.
As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain
(loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and
Liabilities. Interest rate swaps are valued daily and the
change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is
terminated early, the fund records a realized gain or loss
equal to the difference between the current realized value
and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit
risk is the discounted net value of the cash flows to be

received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk
is mitigated by having a master netting arrangement
between the fund and the counterparty and by the posting
of collateral by the counterparty to the fund to cover the
fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit
events may include a failure to pay interest or principal,
bankruptcy, or restructuring. The fund enters into these
agreements to manage its exposure to the market or certain
sectors of the market, to reduce its risk exposure to
defaults of corporate and sovereign issuers, or to create
exposure to corporate or sovereign issuers to which it is
not otherwise exposed. For those credit default swaps in
which the fund is paying a fixed rate, the fund is buying
credit protection on the instrument. In the event of a
credit event, the fund would receive the full notional
amount for the reference obligation. For those credit
default swaps in which the fund is receiving a fixed rate,
the fund is selling credit protection on the underlying
instrument. The maximum payouts for these contracts
are limited to the notional amount of each swap. Credit
default swaps may involve greater risks than if the fund
had invested in the reference obligation directly and are
subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could
be required to make under a credit default swap agreement
would be an amount equal to the notional amount of the

agreement which may exceed the amount of unrealized
appreciation or depreciation reflected in the Statement of
Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart,
which summarizes open credit default swaps on index
issues entered into by the fund. These potential amounts
would be partially offset by any recovery values of the
respective referenced obligations, underlying securities
comprising the referenced index, upfront payments
received upon entering into the agreement, or net amounts
received from the settlement of buy protection credit
default swap agreements entered into by the fund for the
same referenced entity or entities.
GAAP requires disclosure for (i) the nature and terms of
the credit derivative, reasons for entering into the credit
derivative, the events or circumstances that would require
the seller to perform under the credit derivative, and the
current status of the payment/performance risk of the
credit derivative, (ii) the maximum potential amount of
future payments (undiscounted) the seller could be
required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any
recourse provisions and assets held either as collateral or
by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)